Other Payables and Accrued Liabilities	6 Months Ended
Jun. 30, 2025
Other Payables and Accrued Liabilities [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES

6. OTHER PAYABLES AND ACCRUED LIABILITIES

	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB	USD

Payroll and welfare payables	128,521	85,480	11,933
Other liabilities	13,367	5,899	823
Proceed from PIPE investors	-	141,198	19,710
Total	141,888	232,577	32,466

The proceed from PIPE investors reflects 2,704,949 Class A ordinary shares that will be issued to the PIPE Investors pursuant to the PIPE Subscription Agreements, par value $0.0001 per share, at a price of $10.00 per share, for an aggregate purchase price of $27,049. As of June 30, the Company had received an aggregate subscription amount of RMB141,198(US$19,710) from PIPE investors.